UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.0%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$5,725,712
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	3,580	3,392,730
		9,118,442
California — 17.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,456,474
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,123,939
City of San Jose California Airport, RB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,106,605
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,029,236
City of Vista California, COP, Refunding, Community Projects (NPFGC), 5.00%, 5/01/37	2,770	2,699,864
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,660,475
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	1,995,637
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	5,246,400
Election of 2008, Series C, 5.25%, 8/01/39	2,500	2,734,450
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	3,175	3,349,879
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	2,220	2,229,102

Municipal Bonds	Par (000)	Value
California (concluded)
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	$2,670	$2,945,170
Roseville Joint Union High School District California, GO, Election of 2004, Series A (NPFGC), 5.00%, 8/01/29	2,985	3,048,551
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	2,165	2,480,809
San Francisco City & County Airports Commission, RB, Specialty Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,252,512
State of California, GO, Refunding, Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,010
Stockton Public Financing Authority California, RB, Redevelopment Projects, Series A (Radian), 5.25%, 9/01/34	2,430	1,755,578
Ventura County Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	3,175	3,471,767
		52,596,458
Colorado — 1.5%
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,707,583
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2 AMT, 7.50%, 4/01/31	120	122,739
Regional Transportation District, COP, Series A, 5.00%, 6/01/25	765	810,961
		4,641,283
Florida — 11.9%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/26	2,000	2,237,680

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
LOC	Letter of Credit
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee
VRDN	Variable Rate Demand Notes

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Lee Florida, Refunding RB, Series A, AMT, 5.38%, 10/01/32	$2,500	$2,485,900
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGM):
5.25%, 10/01/41	4,895	4,872,826
5.50%, 10/01/41	4,715	4,774,220
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	3,625	3,671,581
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	2,540	2,602,840
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,600	8,056,380
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	6,965	7,500,191
		36,201,618
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	235	238,459
Illinois — 13.3%
Chicago Board of Education, GO, Series A (a):
5.50%, 12/01/39	3,130	3,316,235
5.00%, 12/01/41	5,370	5,353,192
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,080	2,232,817
Chicago Illinois O’Hare International Airport, RB:
General, Third Lien, Series C (AGM), 5.25%, 1/01/35	2,030	2,132,962
Series A, 5.75%, 1/01/39	2,000	2,182,820
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,835,812
Chicago Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36 (a)	1,060	1,096,019
City of Chicago Illinois, Refunding RB:
General, Third Lien, Series C, 6.50%, 1/01/41	9,085	10,451,566
Second Lien (NPFGC), 5.50%, 1/01/30	2,270	2,495,093
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,480,613
6.00%, 6/01/28	670	696,679
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	4,000	4,282,120
		40,555,928

Municipal Bonds	Par (000)	Value
Indiana — 5.9%
Indiana Finance Authority WasteWater Utility, RB, Series A, 5.25%, 10/01/31	$4,725	$5,107,914
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	6,300	6,431,733
Indianapolis Local Public Improvement Bond Bank, RB, Series K, 5.00%, 6/01/25	3,720	3,958,712
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,551,234
		18,049,593
Iowa — 0.6%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,710	1,795,329
Kansas — 0.5%
Sedgwick & Shawnee Counties Kansas, MRB, Series A-2, AMT (Ginnie Mae), 6.20%, 12/01/33	1,415	1,436,678
Kentucky — 0.9%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	1,000	1,057,180
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,525	1,625,071
		2,682,251
Massachusetts — 1.8%
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/41 (a)	5,085	5,430,170
Michigan — 11.2%
City of Detroit Michigan, RB:
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	4,170	4,371,786
Senior Lien, Series B (AGM), 7.50%, 7/01/33	3,500	4,149,215
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (BHAC), 5.75%, 7/01/27	2,600	2,788,318
Second Lien, Series E (BHAC), 5.75%, 7/01/31	5,060	5,423,460
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,180	4,892,272
Senior Lien, Series C-2 (BHAC), 5.25%, 7/01/29	1,860	1,943,812
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,616,513
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	1,440	1,588,723

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC) (concluded):
5.25%, 10/15/25	$750	$822,862
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A (Syncora), 5.50%, 6/01/30	750	751,418
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,115	3,694,577
		34,042,956
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,975	2,214,805
Nevada — 4.8%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	3,210	3,430,976
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	4,565	4,758,510
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	6,520	6,564,793
		14,754,279
New Jersey — 5.9%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,000	11,390,170
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	3,400	3,562,010
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	2,930	3,211,016
		18,163,196
New York — 5.8%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	940	995,375
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series EE, 5.25%, 6/15/40	6,930	7,475,114
Second Generation Resolution, Series EE, 5.38%, 6/15/43	2,220	2,440,602
New York City Transitional Finance Authority, RB:
Sub-Series S-2A, 5.00%, 7/15/30	4,045	4,370,865
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,454,560
		17,736,516

Municipal Bonds	Par (000)	Value
North Carolina — 0.3%
North Carolina HFA, RB, Home Ownership, Series 14A, AMT (AMBAC), 5.35%, 1/01/22	$970	$970,795
Pennsylvania — 2.3%
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	3,000	3,099,300
Philadelphia Hospitals and Higher Education Facilities Authority, RB, Children’s Hospital, Series D, 5.00%, 7/01/32	3,705	3,834,008
		6,933,308
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub- Series A, 6.38%, 8/01/39	3,500	3,879,190
South Carolina — 6.2%
South Carolina State Housing Finance & Development Authority, Refunding RB, AMT, Series A-2, AMT (AGM), 6.35%, 7/01/19	535	542,511
South Carolina State Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 1/01/38	2,500	2,718,525
Series A (AMBAC), 5.00%, 1/01/42	15,000	15,558,300
		18,819,336
Texas — 20.4%
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	1,795	1,939,910
5.00%, 11/15/29	2,270	2,431,828
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,648,854
Clifton Higher Education Finance Corp., Refunding RB, Baylor University, 5.25%, 3/01/32	3,120	3,380,645
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	5,655	6,061,877
Harris County Cultural Education Facilities Finance Corp., RB, Children’s Hospital Project, 5.25%, 10/01/29	2,080	2,208,461
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,000	1,122,000
Harris County Metropolitan Transit Authority, RB, Series A, 5.00%, 11/01/36	1,265	1,356,561
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	1,250	1,354,163
North Texas Tollway Authority, RB:
First Tier, Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,094,150
Special Projects System, Series A, 5.50%, 9/01/41	5,480	5,956,650

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, System, First Tier (NPFGC):
Series A, 5.63%, 1/01/33	$10,975	$11,476,448
Series A, 5.75%, 1/01/40	11,575	12,061,034
Series B, 5.75%, 1/01/40	1,000	1,041,990
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	3,000	3,228,720
		62,363,291
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,500	3,547,075
Virginia — 0.8%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	2,195	2,508,687
Washington — 1.8%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,631,840
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	1,865	2,052,731
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series C (AGM), 5.25%, 10/01/33	670	698,609
		5,383,180
West Virginia — 0.6%
West Virginia University, RB, Series B, 5.00%, 10/01/36	1,700	1,819,289
Total Municipal Bonds – 120.0%		365,882,112

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	3,750	3,860,475
California — 3.6%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	3,805	3,878,605
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	1,486	1,576,703
Sequoia Union High School District California, GO, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,189	5,483,185
		10,938,493

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts	Par (000)	Value
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	$9,410	$9,534,494
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,700	2,004,714
Florida — 7.4%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	6,493	6,650,258
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	13,857,000
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	2,115	2,227,433
		22,734,691
Georgia — 2.2%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/34	6,290	6,662,494
Illinois — 6.4%
Chicago Illinois O’Hare International Airport, RB, Series A, 5.00%, 1/01/38	15,000	15,308,550
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	3,969	4,140,986
		19,449,536
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,491,811
Massachusetts — 1.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	4,994	5,327,809
Nevada — 6.7%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	11,234,200
Series B, 5.50%, 7/01/29	8,247	9,137,488
		20,371,688
New Jersey — 1.3%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,941	4,100,362
New York — 2.4%
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	6,751	7,324,432

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2011	4

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts	Par (000)	Value
Washington — 2.5%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	$6,883	$7,536,899
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 40.1%		122,337,898
Total Long-Term Investments (Cost – $467,469,218) – 160.1%		488,220,010

Short Term Securities
Florida – 0.3%
Jacksonville Health Facilities Authority, Refunding RB, Baptist Series C, (Bank of America NA LOC), VRDN, 0.20%, 11/07/11 (e)	970	970,000

	Shares
Money Market - 5.9%
FFI Institutional Tax-Exempt Fund, 0.01%, 11/07/11 (c)(d)	17,961,147	17,961,147
Total Short-Term Securities (Cost - $18,931,147) – 6.2%		18,931,147
Total Investments (Cost — $486,400,365*) - 166.3%		507,151,157
Liabilities in Excess of Other Assets – (2.9)%		(8,959,977)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (20.4)%		(62,135,209)
Preferred Shares, at Redemption Value – (43.0)%		(131,004,280)
Net Assets Applicable to Common Shares– 100.0%		$305,051,691

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$424,297,431
Gross unrealized appreciation	$22,140,974
Gross unrealized depreciation	(1,390,182)
Net unrealized appreciation	$20,750,792

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets	$5,353,192	$27,289
Pershing LLC	$3,316,235	$76,184
Wells Fargo Bank	$1,096,019	$4,293
Barclay’s Capital, Inc.	$5,430,170	$17,238

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
FFI Institutional Tax-Exempt Fund	13,223,965	4,737,182	17,961,147	$18,684

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2011	5

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$488,220,010	—	$488,220,010
Short-Term Securities	$17,961,147	970,000	—	18,931,147
Total	$17,961,147	$489,190,010	—	$507,151,157

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 21, 2011